BASIS OF PRESENTATION - Statement of Discontinued Operation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Costs and Expenses
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 753	$ 641	$ 1,227	$ 1,094
Income tax (expense) benefit	(228)	(152)	(387)	(268)
Equity in income of unconsolidated subsidiaries and affiliates	$ 27	25	$ 48	51
Discontinued Operations, Held-for-sale
Revenues
Net sales		3,962		7,532
Finance, interest and other income		43		92
Total Revenues		4,005		7,624
Costs and Expenses
Cost of goods sold		3,401		6,459
Selling, general and administrative expenses		267		488
Research and development expenses		165		296
Restructuring expenses		3		4
Interest expense		28		57
Other, net		(75)		0
Total Costs and Expenses		3,789		7,304
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		216		320
Income tax (expense) benefit		(36)		(77)
Equity in income of unconsolidated subsidiaries and affiliates		5		4
Net Income (loss) from discontinued operations		$ 185		$ 247